INCOME TAX (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax
Recovery of income tax calculated at the statutory rate of 12% (2018 - 12%; 2017 - 12.63%)	$ (289,340)	$ (62,756)	$ (85,158)
Deferred tax assets not recognized	289,340	36,948	84,315
Impact of change in substantively enacted tax rates on opening deferred tax assets	0	25,808	843
Income tax expense	$ 0	$ 0	$ 0